Consolidated Balance Sheet (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Financial Position [Abstract]
Common stock, shares outstanding	153,566,297	151,888,780	160,381,815	165,667,659